CONDENSED STATEMENT OF CASH FLOWS - USD ($)	2 Months Ended	7 Months Ended
	May 21, 2025	Sep. 30, 2025
Cash Flows from Operating Activities:
Net income	$ (16,620)	$ 423,445
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account		(585,241)
Payment of operation costs through promissory note		49,700
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(26,687)
Other receivable		25,000
Accrued expenses	6,200	52,528
Net cash used in operating activities	0	(61,255)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(230,000,000)
Net cash used in investing activities		(230,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		225,400,000
Proceeds from sale of Private Placements Warrants		6,341,500
Repayment of promissory note - related party		(151,636)
Payment of offering costs		(343,000)
Net cash provided by financing activities		231,246,864
Net Change in Cash and Cash Equivalents	0	1,185,609
Cash and Cash Equivalents - Beginning of period	0	0
Cash and Cash Equivalents - End of period	0	1,185,609
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs		75,000
Prepaid services paid by Sponsor in exchange for issuance of Class B ordinary shares		25,000
Deferred offering costs paid through promissory note - related party		101,936
Deferred underwriting fee payable		$ 9,200,000
Sponsor
Non-Cash investing and financing activities:
Prepaid services paid by Sponsor in exchange for issuance of Class B ordinary shares	24,478
Director
Non-Cash investing and financing activities:
Prepaid services paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 522